Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets [Line Items]
Intangible Assets

NOTE 7 — INTANGIBLE ASSETS

Intangible assets consist of gas rights agreements, operations and maintenance contracts, power purchase, gas sales and gas purchase agreements that were recognized as a result of the allocation of the purchase price under business acquisitions based on their future value to the Company, and such intangible assets will be amortized over their estimated useful lives. The gas rights agreements have various renewal terms in their underlying contracts that are factored into the useful lives when amortizing the intangible asset.

Amortizable Intangibles:

	June 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period
Biogas rights agreements	$8,242,745	$—	$8,242,745	20 years
Customer relationships	350,000	105,000	245,000	5 years
Trade names	150,000	45,000	105,000	5 years

Total	$8,742,745	$150,000	$8,592,745
	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period
Biogas rights agreements	$8,292,745	$—	$8,292,745	20 years
Customer relationships	350,000	70,000	280,000	5 years
Trade names	150,000	30,000	120,000	5 years

Total	$8,792,745	$100,000	$8,692,745

The only amortizing intangible assets during the six months ended June 30, 2021 and the year ended December 31, 2020 were associated with the GCES trade names and customer relationships. These intangible assets have a remaining useful life of three years and will amortize at a rate of $100,000 per year through 2024. The biogas rights agreements have useful lives of 20 years, which will start amortizing once their associated facilities reach COD.

NOTE 7 — INTANGIBLE ASSETS

Intangible assets consist of gas rights agreements, operations and maintenance contracts, power purchase, gas sales and gas purchase agreements that were created as a result of the allocation of the purchase price under business acquisitions based on their future value to the Company and amortized over their estimated useful lives. The gas rights agreements have various renewal terms in their estimated useful lives. The gas rights agreements have various renewal terms in their underlying contracts that are factored into the useful lives when amortizing the intangible asset.

Amortizable Intangibles:

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average
Biogas rights agreements	$8,292,745	$—	$8,292,745	20 years
Customer relationships	350,000	70,000	280,000	4 years
Trade names	150,000	30,000	120,000	4 years
Total	$8,792,745	$100,000	$8,692,745
	December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average
Biogas rights agreements	$391,250	$—	$391,250	20 years
Customer relationships	—	—	—
Trade names	—	—	—
Total	$391,250	$—	$391,250

The only amortizing intangible assets during the year ended December 31, 2020 were associated with the GCES Trade names and Customer Relationships. These intangible assets have a remaining useful life of four years and will amortize at a rate of $100,000 per year through 2024. The biogas rights agreements have useful lives of 20 years, which will start amortizing once their associated facilities reach COD.

Aria Energy LLC [Member]
Intangible Assets [Line Items]
Intangible Assets

(5)    Intangible Assets

Intangible assets consist of gas rights agreements, operations and maintenance contracts, power purchase, gas sales and gas purchase agreements that were created as a result of the allocation of the purchase price under business acquisitions based on their future value to the Company and amortized over their estimated useful lives. The gas rights agreements have various renewal terms in their underlying contracts that are factored into the useful lives when amortizing the intangible asset.

Amortizable Intangible Assets

	June 30, 2021
	Gross carrying amount	Accumulated amortization	Net
Gas rights agreements	$217,286	107,546	109,740
Operations and maintenance contracts	3,500	2,600	900
Gas sales agreements	32,059	22,286	9,773
Total	$252,845	132,432	120,413
	December 31, 2020
	Gross carrying amount	Accumulated amortization	Net
Gas rights agreements	$217,285	102,944	114,341
Operations and maintenance contracts	3,500	2,475	1,025
Gas sales agreements	32,059	20,503	11,556
Total	$252,844	125,922	126,922

Details of the intangible assets are summarized below:

Type of contract	Amortization line item	Remaining lives	2021 expense	2020 expense
Gas rights	Depreciation, amortization and accretion	4 to 16 years	$4,601	7,553
Operation and maintenance	Amortization of intangibles and below-market contracts	5 years	126	289
Gas sales	Amortization of intangibles and below-market contracts	1 to 8 years	1,783	1,783

Below-Market Contracts

Due to business acquisitions and asset acquisitions, the Company previously acquired certain below-market contracts, which are classified as noncurrent liabilities on the Company’s consolidated balance sheets. These include:

	June 30, 2021			December 31, 2020
	Gross liability	Accumulated amortization	Net	Gross liability	Accumulated amortization	Net
Gas purchase agreements	$19,828	15,282	$4,546	$19,828	14,059	$5,769
Total	$19,828	15,282	$4,546	$19,828	14,059	$5,769

For intangibles and below-market contracts, depreciation, amortization and accretion was $5,287 and $8,166 for the six months ended June 30, 2021 and 2020, respectively. Below-market contracts relate to the purchase of gas, and they are amortized to cost of energy. Amortization was $1,223 and $1,460 for the six months ended June 30, 2021 and 2020, respectively, which was recorded as a decrease to cost of energy.

Note 5 — Intangible Assets

Intangible assets consist of gas rights agreements, operations and maintenance contracts, power purchase, gas sales and gas purchase agreements that were created as a result of the allocation of the purchase price under business acquisitions based on their future value to the Company and amortized over their estimated useful lives. The gas rights agreements have various renewal terms in their underlying contracts that are factored into the useful lives when amortizing the intangible asset.

Amortizable Intangible Assets

	December 31, 2020
	Gross carrying amount	Accumulated amortization	Net
Gas rights agreements	217,285	102,944	114,341
Operations and maintenance contracts	3,500	2,475	1,025
Gas sales agreements	32,059	20,503	11,556
Total	252,844	125,922	126,922
	December 31, 2019
	Gross carrying amount	Accumulated amortization	Net
Gas rights agreements	384,700	175,497	209,203
Operations and maintenance contracts	9,699	6,169	3,530
Gas sales agreements	32,059	16,937	15,122
Total	426,458	198,603	227,855

Details of the intangible assets are summarized below:

Type of contract	Amortization line item	Remaining lives	2020 expense	2019 expense	2018 expense
Gas rights	Depreciation, amortization and accretion	4 to 16 years	$14,636	16,111	17,551
Operation and maintenance	Amortization of intangibles and below-market contracts	5 years	552	579	579
Gas sales	Amortization of intangibles and below-market contracts	1 to 8 years	3,566	3,566	3,566
Power purchase	Amortization of intangibles and below-market contracts	None	—	—	27

Estimated amortization for the years ending December 31 are as follows:

2021	$12,724
2022	12,132
2023	11,220
2024	10,294
2025	10,025
Thereafter	70,527
Total	$126,922

Below-Market Contracts

Due to business acquisitions and asset acquisitions, the Company previously acquired certain below-market contracts, which are classified as noncurrent liabilities on the Company’s consolidated balance sheets. These include:

	December 31, 2020			December 31, 2019
	Gross liability	Accumulated amortization	Net	Gross liability	Accumulated amortization	Net
Power purchase agreements	$—	—	—	12,200	5,704	6,496
Gas purchase agreements	19,828	14,059	5,769	19,828	11,614	8,214
Total	19,828	14,059	5,769	32,028	17,318	14,710

Of these contracts, $12,200 was related to the sale of power by LESPH and was reclassified to held for sale in 2020. Amortization was $436 and $476 for the years ended December 31, 2020 and 2019 respectively, which is recorded as amortization of intangibles and below-market contracts. The remaining $19,828 relates to the purchase of gas, and they are amortized to cost of energy. Amortization was $2,445 for the three years ended December 31, 2020, 2019 and 2018, which was recorded as a decrease to cost of energy.

Estimated amortization for the years ending December 31 are as follows:

2021	$2,433
2022	2,409
2023	927
Thereafter	—
Total	$5,769